BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

July 31, 2019 (unaudited)

Shares		Value

	COMMON STOCK (95.0%)
	BELGIUM (4.7%)
	CONSUMER NON-CYCLICAL
14,140	Anheuser-Busch InBev S.A. NV	$1,437,781
	FINANCIALS
18,130	KBC Group NV	1,170,593
	Total Belgium	2,608,374
	CANADA (8.4%)
	CONSUMER CYCLICAL
39,890	Alimentation Couche-Tard, Inc. (Class B)	2,455,283
	FINANCIALS
3,053	Fairfax Financial Holdings, Ltd	1,420,289
8,075	Intact Financial Corp.	755,800
		2,176,089
	Total Canada	4,631,372
	FRANCE (6.1%)
	COMMUNICATIONS
28,590	JCDecaux S.A.	829,816
	CONSUMER NON-CYCLICAL
68,675	Bureau Veritas S.A.	1,720,820
9,836	Sanofi	825,077
		2,545,897
	Total France	3,375,713
	GERMANY (3.6%)
	BASIC MATERIALS
16,505	Fuchs Petrolub SE	587,620
	FINANCIALS
10,040	Deutsche Boerse AG	1,411,842
	Total Germany	1,999,462
	IRELAND (5.8%)
	BASIC MATERIALS
10,528	Linde, Plc.	2,013,796
	CONSUMER NON-CYCLICAL
22,057	Perrigo Co., Plc.	1,191,298
	Total Ireland	3,205,094
	ITALY (1.8%)
	CONSUMER NON-CYCLICAL
108,560	Davide Campari-Milano SpA	1,012,298
	Total Italy	1,012,298

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	NETHERLANDS (5.1%)
	CONSUMER NON-CYCLICAL
11,750	Heineken Holding NV	$1,196,365
28,343	Unilever NV	1,643,582
	Total Netherlands	2,839,947
	SWITZERLAND (7.1%)
	CONSUMER NON-CYCLICAL
10,598	Alcon, Inc.[1]	615,546
11,640	Nestle S.A.	1,240,383
22,791	Novartis AG	2,098,671
	Total Switzerland	3,954,600
	UNITED KINGDOM (11.5%)
	CONSUMER NON-CYCLICAL
63,330	Diageo, Plc.	2,654,810
24,240	Reckitt Benckiser Group, Plc.	1,888,238
		4,543,048
	FINANCIALS
2,853,000	Lloyds Banking Group, Plc.	1,856,507
	Total United Kingdom	6,399,555
	UNITED STATES (40.9%)
	BASIC MATERIALS
14,812	Celanese Corp. (Series A)	1,661,462
	COMMUNICATIONS
3,299	Alphabet, Inc. (Class C)[1]	4,013,827
	CONSUMER CYCLICAL
38,860	Copart, Inc.[1]	3,012,816
2,425	Costco Wholesale Corp.	668,403
		3,681,219
	CONSUMER NON-CYCLICAL
16,883	Colgate-Palmolive Co.	1,211,186
10,068	FleetCor Technologies, Inc.[1]	2,861,023
19,559	Henry Schein, Inc.[1]	1,301,456
10,089	PayPal Holdings, Inc.[1]	1,113,826
19,639	Zoetis, Inc. (Class A)	2,256,325
		8,743,816
	FINANCIALS
4,250	Mastercard, Inc. (Class A)	1,157,148

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	TECHNOLOGY
61,020	Oracle Corp.	$3,435,426
	Total United States	22,692,898
	Total Common Stock
	(Identified cost $37,779,724)	52,719,313

TOTAL INVESTMENTS (Identified cost $37,779,724)[2]	95.0%	$52,719,313
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	5.0%	2,751,341
NET ASSETS	100.0%	$55,470,654

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $37,779,724, the aggregate gross unrealized appreciation is $17,550,169 and the aggregate gross unrealized depreciation is $2,610,580, resulting in net unrealized appreciation of $14,939,589.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2019
Common Stock:
Basic Materials	$3,675,258	$587,620	$–	$4,262,878
Communications	4,013,827	829,816	–	4,843,643
Consumer Cyclical	6,136,502	–	–	6,136,502
Consumer Non-Cyclical	9,935,114	16,333,571	–	26,268,685
Financials	3,333,237	4,438,942	–	7,772,179
Technology	3,435,426	–	–	3,435,426
Investments, at value	$30,529,364	$22,189,949	$–	$52,719,313

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.